Fair value and fair value hierarchy of financial instruments - Additional information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Transfer between levels during period	$ 0	$ 0
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss)	216,520,744	$ 321,851,173	$ 22,842,231
Gain from disposal of financial assets	$ 168,063,704